Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2025
Interest and Finance Costs [Abstract]
Interest and Finance Costs

The amounts in the consolidated statements of comprehensive income are analyzed as follows:

Interest and Finance Costs	Year Ended December 31,
	2023	2024	2025
Interest on debt	18,142	20,450	16,662
Bank charges	120	184	105
Amortization and write-off of deferred financing fees	1,190	1,443	4,555
Amortization of debt discount relating to Vessel fair value participation liability (Note 7)	3,537	1,419	-
Debt Prepayment fees	-	-	2,713
Less interest capitalized	-	-	(629)
Total	22,989	23,496	23,406